Cover	Oct. 05, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 05, 2021
Entity File Number	000-56176
Entity Registrant Name	PhoneBrasil International, Inc.
Entity Central Index Key	0001407573
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	NJ
Entity Address, Address Line One	21 Omaha Street
Entity Address, City or Town	Dumont
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07628
City Area Code	201
Local Phone Number	387-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false